Income and expenses - Depreciation and Amortization charges (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Depreciation and amortization charges, operating allowances and write-downs
Amortization of intangible assets (Note 8)	$ 725	$ 7,241	$ 7,183
Depreciation of property, plant and equipment (Note 9)	80,834	90,087	101,006
Depreciation and amortization charges, operating allowances and write-downs	$ 81,559	$ 97,328	$ 108,189